Goodwill (Details Narrative) - USD ($)	Jun. 30, 2026	Apr. 22, 2026
Restructuring Cost and Reserve [Line Items]
Business Combination, Separately Recognized Transaction, Acquisition-Related Cost, Incurred	$ 73,500
Green Marine Energy Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage		50.50%